Note 6 - Common Stock (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 15, 2022	Sep. 02, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Capital Stock, Shares Authorized			75,000,000		75,000,000
Preferred Stock, Shares Authorized (in shares)			10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001		$ 0.001
Common Stock, Shares Authorized (in shares)			65,000,000		65,000,000	65,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition			$ 62,000	$ 63,000
Consultant [Member]
Stock Issued During Period, Shares, Issued for Services		60,000			60,000
Share-Based Payment Arrangement, Expense					$ 40,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 20,000		$ 20,000
Consultant Two [Member]
Stock Issued During Period, Shares, Issued for Services					5,000
Share-Based Payment Arrangement, Expense				$ 6,000	$ 5,000
Consulting Agreement, Compensation Per Month	$ 10,000
Consulting Agreement, Shares Issued Per Month	2,000
Director [Member]
Stock Issued During Period, Shares Per Month Per Director			4,000		4,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition			$ 36,000